As filed with the Securities and Exchange Commission on August 13, 1999

                                                               File No. 33-79742
                                                                        811-8546

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]

                         Pre-Effective Amendment No.                         [ ]

                      Post-Effective Amendment No. 7                         [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

                                AMENDMENT NO. 8                              [X]

                            THE BRAMWELL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                   745 Fifth Avenue, New York, New York 10151
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 308-0505



                              Elizabeth R. Bramwell
                            The Bramwell Funds, Inc.
                   745 Fifth Avenue, New York, New York 10151
               (Name and address of agent for service of process)



   Approximate Date of Proposed Public Offering of the Bramwell Focus Fund is
                                November 1, 1999

  It is proposed that this filing will become effective (check appropriate box)

                immediately upon filing pursuant to paragraph (b)
           ----
                on ________________ pursuant to paragraph (b)
           ----
                60 days  after  filing  pursuant  to paragraph (a)
           ----
                on (date)  pursuant to paragraph  (a) of  Rule  485
           ----
             X  75 days after  filing  pursuant to paragraph (a)(2)of  Rule 485
           ----
                on (date) pursuant to paragraph (a)(2) of Rule 485.
           ----

Prospectus
November 1, 1999










The Bramwell Funds, Inc.

Elizabeth R. Bramwell, CFA
President and Chief Investment Officer








Bramwell Growth Fund
For Investors Seeking Primarily Long-Term Capital Growth and Secondarily Current Income

Bramwell Focus Fund
For Investors Seeking Long-Term Capital Appreciation






The Securities Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                                                 [LOGO]
                                                        The Bramwell Funds, Inc.

How to Use This Prospectus







     This prospectus is designed to help you make an informed decision about investing in the Bramwell Growth Fund or the Bramwell Focus Fund. When both funds are discussed together, they will be referred to as the "Funds," and when discussed individually, the "Fund." Both of the Funds are part of The Bramwell Funds, Inc., an investment company governed by a Board of Directors. The investment adviser for both of the Funds is Bramwell Capital Management, Inc.



The prospectus has four main sections each covering different topics.

The Funds covers such topics as the Funds' investment goals, principal investments, investment philosophy and selection process, principal risks, performance history and expenses.

Management of the Funds discusses the background and experience of the directors of the Funds and the people and entities who are mainly responsible for the day-to-day operation of the Funds: BramCap and Elizabeth R. Bramwell, CFA.

How to Buy and Sell Shares covers the investment options available to you should you decide to invest in the Funds as well as how to set up your account.

Financial Highlights provides you with additional performance data and financial information.

Table of Contents


The Funds                                                                      4
--------------------------------------------------------------------------------

Goals of Each Fund                                                             4
Principal Investments of the Funds                                             4
Investment Philosophy and Selection Process                                    5
Principal Risks                                                                5
Performance History                                                            6
Expenses                                                                       7

Management of the Funds                                                        9
--------------------------------------------------------------------------------

Investment Adviser                                                             9
Portfolio Manager                                                              9
Board of Directors                                                            10

How to Buy and Sell Shares                                                    12
--------------------------------------------------------------------------------

Net Asset Value                                                               12
How to Open and Add to Your Account                                           12
Additional Purchase Information                                               13
How to Sell Your Shares                                                       13
Telephone and Wire Transactions                                               15
Signature Guarantees                                                          15
Financial Service Agents                                                      15
Exchange Privileges                                                           16
Retirement Plans                                                              17
Automatic Investment Plans                                                    17
Shareholder Communications                                                    18
Dividends and Distributions                                                   18
Taxes                                                                         18

Financial Highlights                                                          20
--------------------------------------------------------------------------------

The Funds


Goals of Each Fund
--------------------------------------------------------------------------------

The  Bramwell  Growth  Fund  seeks  primarily   long-term   capital  growth  and
secondarily current income. The Bramwell Focus Fund seeks long-term capital appreciation.

Principal Investments of the Funds
--------------------------------------------------------------------------------

     The Bramwell Growth Fund is a diversified fund that invests primarily in a broad range of common stocks of companies that the adviser believes have above average growth potential.

     The Bramwell Focus Fund is a non-diversified fund with a concentrated portfolio, normally comprised of 20 to 30 securities, that invests primarily in common stocks of companies that the adviser believes have above average growth potential.

[On side panel:

Why a Mutual Fund

     A mutual fund is a pooled investment vehicle that allows investors an opportunity to participate in the financial markets under continual supervision by professional management and with economies of scale not generally achieved by an individual. Although a fund strives to achieve its stated investment goals, no assurance can be given that it will do so. You may lose money by investing. Investment in a mutual fund is not insured by the FDIC or any governmental agency. An individual mutual fund is not a complete or balanced investment program.]

[On side panel: Investment Flexibility: To provide more flexibility in the selection of potential investments, the Board of Directors of the Funds may modify each Fund's investment objectives without shareholder approval.]

[On side panel:

Diversified Funds

o    Invest in a broad number of securities.

o Cannot invest, with respect to 75% of their assets, more than 5% of their assets in the securities of any issuer.
o    Less dependent on the performance of any single investment choice.

Non-Diversified Funds

o    Invest in a limited number of securities.
o Cannot invest, with respect to 50% of their assets, more than 5% of their assets in the securities of any issuer.
o Greater volatility and potential risk because a non-diversified fund's value is more dependent on the performance of each investment choice.

Neither type of fund may invest more than 25% of its total assets in a single issuer (other than securities issued by the U.S. government) and neither type of fund may own more than 10% of the outstanding voting shares of any issuer.]

Investment Philosophy and Selection Process
--------------------------------------------------------------------------------

The Funds' adviser, Bramwell Capital Management, Inc. ("BramCap") attempts to identify companies that are expected to grow as a result of the potential long-term payoff from investment in research, development, capital spending and market expansion. The potential payoff may not be reflected in a one-year period in the equity market. In addition, BramCap looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to that of the market as a whole.

When selecting investments for the Funds, BramCap utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest and tax rates, currency and political climate. In bottom-up analysis, focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth.

Fundamental research supports investment decisions. Information sources include corporate financial reports and press releases, company presentations, meetings with management, general economic and industry data supplied by government agencies and trade associations, and research reports provided by Wall Street analysts.

BramCap then synthesizes and analyzes information gathered from fundamental research to develop financial and valuation models for each individual company in order to project future sales and earnings growth potential and relative valuations and to facilitate informed investment decisions.

Both Funds invest primarily in securities of companies headquartered in the United States but both Funds may also invest up to 25% of their assets, measured at the time of investment, in securities of foreign issuers.

Both Funds may hold cash or cash equivalents and invest without limit in U.S. government obligations when adverse economic or market conditions exist, in the event of exceptional redemption requests or when BramCap determines that a temporary defensive position is advisable. Under these circumstances, the Funds may not achieve their investment goals.

Although not anticipated to be widely used, the Funds may, for risk or portfolio management purposes, use various techniques and hedging instruments to increase or decrease their exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of the Funds' portfolios. These techniques and instruments include, but are not limited to, options on securities and securities indices, futures, foreign currency contracts, repurchase agreements, short sales and securities lending. Please see the Statement of Additional Information for a complete description of the investment policies and restrictions of each Fund.

Principal Risks
--------------------------------------------------------------------------------

General Risks

Investment in any mutual fund has inherent risks. The Funds are subject to the same general risks as all mutual funds. Both Funds will invest primarily in the common stocks of various companies, subjecting the Funds, and you as a shareholder, to the risks of common stock investing. As a result, there is no assurance that the investment objectives of the Funds will be realized or that a Fund's portfolio will not decline in value. You may lose money by investing in the Funds. You should consider your own risk tolerance, investment goals and investment timeline before committing money to an investment in any mutual fund. Significant factors that can affect the Funds' performance are:

Market Risk

Economic conditions change and stock markets are volatile. Political and economic factors such as changes in inflation and interest rates, currency fluctuations, political climate and taxes may have a negative impact on the performance of the Funds.

Individual Company Risk

Changes in factors specific to a particular company, such as its competitive position, quality of management or demand for its products and services, may also have a negative impact on the performance of the Funds.

Foreign Investing Risk

Both Funds may invest up to 25% of their assets in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets and a lack of government regulation. Investments in emerging markets involve even greater risks such as immature economic structures and unfamiliar legal systems.

Other Risks

The Bramwell Focus Fund is a non-diversified fund, meaning that it may hold fewer securities than a diversified portfolio. This increases the risk that the value of the Bramwell Focus Fund could be affected to a greater degree by the underperformance of any single investment choice.

[On side panel: Y2K Risk: The inability of some computers to recognize the year 2000 could potentially disrupt Fund operations and affect Fund performance. BramCap has taken steps to enable its systems to handle this issue. BramCap has also sought assurances that its service providers and business partners have taken similar steps as well. However, it is impossible to know in advance exactly how this issue will affect Fund administration, Fund performance or securities markets in general.]

Performance History
--------------------------------------------------------------------------------

The bar chart below shows the Bramwell Growth Fund's calendar year total returns for each whole year since its inception, August 1, 1994, together with the best and worst quarters during that period. The bar chart is intended to indicate the risks of investing in the Fund by showing the difference in the Fund's investment returns from one year to the next. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[Bramwell  Growth Fund Bar Chart:  1995- 32.55%;  1996 - 12.82%;  1997 - 33.67%;
1998 - 34.50%]

Best Quarter (12-31-98)    22.70%              Worst Quarter (9-30-98)   (9.98)%

* The Bramwell Growth Fund's total return for the period from January 1, 1999 to June 30,1999 was 8.09%.

The table below shows the relative performance and risks of the Bramwell Growth Fund by comparing the Fund's average annual total returns to that of the S&P 500 Index, a widely recognized unmanaged index of stock performance, for calendar year periods ending December 31, 1998.

                                                                 Since Inception
                               One Year          Three Year         on 8/1/94
--------------------------------------------------------------------------------

Bramwell Growth Fund            34.50%              26.58%            25.81%
S&P 500                         28.58%              28.23%            27.69%

Note: The Bramwell Focus Fund will commence operations on November 1, 1999, and therefore has no prior performance history to report.


Expenses
--------------------------------------------------------------------------------

All mutual fund investors pay certain fees and expenses when they invest. The summary below shows what you will pay directly and indirectly to invest in the Funds.

Shareholder Transaction Expenses are direct expenses that you pay when buying or selling shares of the Funds. Annual Fund Operating Expenses are indirect expenses paid out of the assets of each Fund and are reflected in the share price of each Fund. The table below shows actual operating expenses of the Bramwell Growth Fund for the fiscal year ended June 30, 1999. The table also shows the estimated operating expenses of the Bramwell Focus Fund had it been in operation for the fiscal year ended June 30, 1999.

Shareholder Transaction Expenses (paid directly from your investment)

                                                                      Both Funds
--------------------------------------------------------------------------------
Sales Charges or Loads                                                      None
Wire Transfer Charges                                                     $12.00
Telephone Exchange Fee                                                     $5.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                     Bramwell Growth Fund    Bramwell Focus Fund
--------------------------------------------------------------------------------
Management Fees                                     1.00%               1.00%
Distribution 12b-1 Fees (a)                         0.25%               0.25%
Other Expenses (b)                                  0.33%               0.93%(c)
Total Fund Operating Expenses (d)                   1.58%               2.18%

(a) The Funds have adopted Rule 12b-1 plans which authorize the Funds to pay expenses related to the distribution of their shares. The maximum distribution fee is 0.25% of each Fund's average net assets per year. Because these fees are paid out of the Funds' assets on an ongoing basis, the distribution expenses you pay over time will increase the cost of your investment and may total more than the maximum sales charge permissible if imposed entirely as an initial sales charge.

(b) Such expenses include custodian, transfer agency and administration fees and other customary Fund expenses.

(c) This is an estimate because the Bramwell Focus Fund has no prior operating history.

(d) BramCap has voluntarily agreed to limit the total expenses of the Funds (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.75% of each Fund's average net assets until June 30, 2001. After such date, the expense limitation may be terminated or revised at any time. BramCap expects to waive a portion of its management fee for the Bramwell Focus Fund so that actual management fees paid by the Fund would be 0.57% of average net assets, reducing the total expenses from 2.18% to 1.75%.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5.0% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, your costs - based on these assumptions - would be:

                                 One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------------------------
Bramwell Growth Fund               $161         $499         $860        $1,878
Bramwell Focus Fund*               $221         $682

* estimated

Management of the Funds


Investment Adviser
--------------------------------------------------------------------------------

Bramwell Capital Management, Inc. ("BramCap"), located at 745 Fifth Avenue, New York, NY 10151, serves as investment adviser to the Funds under Investment Advisory Agreements which provide that BramCap will furnish continuous investment advisory services and management to the Funds. In addition to the Funds, BramCap is the adviser to individual and institutional accounts.

BramCap supervises and manages the investment portfolios of the Funds. Subject to policies adopted by the Board of Directors of the Funds, BramCap directs the purchase or sale of investment securities in the day-to-day management of the Funds' investment portfolios. BramCap, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Funds and maintaining their organization. BramCap also pays the salaries and fees of all Officers and Directors of The Bramwell Funds, Inc. (except the fees paid to disinterested Directors). For its services, BramCap receives a fee of 1% per year of the average daily net assets of each Fund.

Portfolio Manager
--------------------------------------------------------------------------------

Elizabeth R. Bramwell, who is the founder, sole shareholder and Chief Executive Officer of BramCap, as well as President and Chief Investment Officer of The Bramwell Funds, Inc., manages the investment program of each Fund and is primarily responsible for the day-to-day management of each Fund's portfolio. Ms. Bramwell, a Chartered Financial Analyst, has more than thirty years of experience as a securities analyst/portfolio manager.

Prior to forming BramCap in February 1994, Ms. Bramwell was President, Chief Investment Officer, Portfolio Manager and a Trustee of The Gabelli Growth Fund from its inception, April 10, 1987, through February 9, 1994. The cumulative total return for The Gabelli Growth Fund from its inception through December 31, 1993 was 184%. At December 31, 1993, that fund had $695 million in net assets. As President and Chief Investment Officer of The Gabelli Growth Fund, Ms. Bramwell had full discretionary authority over the selection of investments for that fund. Average annual returns for the one-year, three-year and five-year periods ended December 31, 1993 and for the entire period during which Ms. Bramwell managed that fund compared with the performance of the Standard & Poor's 500 Composite Stock Total Return Index were:

                                        The Gabelli                     S&P 500
                                     Growth Fund (a,b)                 Index (c)
--------------------------------------------------------------------------------

One Year                                   11.3%                         10.1%
Three Years                                16.0%                         15.6%
Five Years                                 16.5%                         14.6%
Inception through
    February 9, 1994                       16.6%                         10.8%


(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.
(b) The expense ratio of The Gabelli Growth Fund was capped at 2.00% for the period April 10, 1987 to December 31, 1987 (reflecting annualized reimbursement of expenses of 4.45%) and was capped at 2.30% for the 1988 calendar year, reflecting reimbursement of expenses of 2.08%. Thereafter, the expense ratio declined from 1.85% to 1.41%, reflecting, in general, economies of scale associated with an increase in assets under management.
(c) The Standard & Poor's 500 Composite Stock Total Return Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

Historical performance is not indicative of future performance. The Gabelli Growth Fund is a separate fund and its historical performance is not indicative of the potential performance of the Funds. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Ms. Bramwell is a graduate of Bryn Mawr College and Columbia University Graduate School of Business. She began her career as an analyst with Morgan Guaranty Trust Company from 1967 through 1973 (Assistant Vice President 1972-1973), was a securities analyst and Vice President of William D. Witter, Inc. from 1974 to 1976 and a Vice President and group head in the Investment Research Department of Bankers Trust Company from 1976 to 1978. Ms. Bramwell was a Limited Partner of and/or securities analyst with Kenneth S. Davidson Partners, a private investment partnership from 1979 to 1985 and Director of Research of Gabelli & Company from 1985 through 1989.

Board of Directors
--------------------------------------------------------------------------------

The Funds, as part of The Bramwell Funds, Inc., are governed by its Board of Directors. The Board of Directors is responsible for overseeing the business and affairs of the Funds. In addition to Ms. Bramwell, the Directors are:

J. Sinclair Armstrong
444 Madison Avenue
New York, NY 10022

Director, Secretary and Treasurer, The Reed Foundation (1986-present) (philanthropy); Partner (1980-1984) and Counsel (1984-1995), Whitman Breed Abbott & Morgan (formerly Whitman Ransom) (law firm); Executive Vice President, U.S. Trust Co. of New York (1959-1980); Assistant Secretary of the Navy for Financial Management and Comptroller, Department of the Navy (1957-1959);
Chairman (1955-1957) and Commissioner, Securities and Exchange Commission (1953-1957).

Isabel H. Benham
745 Fifth Avenue
New York, NY 10151

Trustee Emeritus and former President (1992-1995), Board of Trustees of the John
W. Barriger III National Railroad Library; Director, St. Louis Mercantile Library (1993-1995); President, Printon Kane Research, Inc. (1978-1991) (railroad analysis and valuations); Senior Vice President, Shearson Hayden Stone Corp. (1968-1978).

George F. Keane
745 Fifth Avenue
New York, NY 10151

Chairman of the Board, Trigen Energy Corporation (1994-present); President Emeritus and founding Chief Executive Officer (1971-1992), The Common Fund (investment management); Trustee, Nicholas-Applegate Investment Trust (1993-present); Member, Investment Advisory Committee, New York State Common Retirement Fund (1982-present); Director, Northern Trust of Connecticut (1991-present), Universal Stainless & Alloy

Products  (1994-present),   Global  Pharmaceutical  Corporation  (1995-present),
United Water Resources (1996-present) and Security Capital Real Estate Funds (1997-present).

James C. Sargent
745 Fifth Avenue
New York, NY 10151

Counsel, Opton, Handler, Gottlieb, Feiler & Katz (1995-present) (law firm); Director, Scan-Graphics (1992- present), Austin's International (1992-present); Former Partner, Whitman Breed Abbott & Morgan (formerly Whitman Ransom) (1964-1994) (law firm); Assistant General Counsel, CIT Finance Corporation (1960-1964); Regional Administrator, New York City (1955-1956) and Commissioner, Securities and Exchange Commission (1956-1960).

Martha R. Seger, Ph.D.
220 Park Avenue
Birmingham, MI 40889

Chairman, Martha Seger & Associates (1992-present); Current Director, Amerisure, Fluor, Kroger, Tucson Electric Power and Xerox; Governor, Federal Reserve Board (1984-1991); Commissioner of Financial Institutions, State of Michigan (1981-1982); Chief Economist, Detroit Bank & Trust (Comerica) (1967-1974).

How to Buy and Sell Shares


Net Asset Value
--------------------------------------------------------------------------------

The price at which you purchase and redeem shares of a Fund is equal to the net asset value ("NAV") per share of the Fund as determined on the effective date of your purchase or redemption. The NAV is calculated by taking the total value of a Fund's assets, subtracting out the Fund's liabilities, and dividing the result by the number of Fund shares outstanding. This calculation is performed by the Administrator for the Funds, Sunstone Financial Group, Inc., at the end of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. New York City time) on days that the New York Stock Exchange is open. Portfolio securities are valued based on market quotations or, if not readily available, at fair market value as determined in good faith under procedures established by the Board of Directors of The Bramwell Funds, Inc.

You can place an order to buy or sell shares of a Fund by contacting the Funds' Transfer Agent, Firstar Mutual Fund Services, LLC. Your order, if in proper form, will be processed upon receipt. Once accepted, the purchase price or sale price of your order will be equal to the next NAV calculation.

How to Open and Add to Your Account
--------------------------------------------------------------------------------

You may purchase shares of the Funds by any of the following methods.

                        To Open an Account                          To Add to an Account
----------------------------------------------------------------------------------------------------

By Mail or Courier      o    Complete and sign the                  o    Additional investment
                             Purchase Application.                       forms will be included with
                                                                         each shareholder  statement
                        o    Make your check payable                     that you receive.
                             to the Bramwell Funds, Inc.
                                                                    o    If you wish to add to an
                        o    Mail to:                                    account, complete this form
                             The Bramwell Funds, Inc.                    and include it with your
                             Firstar Mutual Fund                         check made payable to
                             Services, LLC                               ---------------------
                             Milwaukee, WI 53201-0701                    The Bramwell Funds, Inc.
                                                                         ------------------------

                                                                    o    Print your account name,
                                                                         address and Bramwell account
                        o    Overnight Courier to:                       number on your check.
                             The Bramwell Funds, Inc.
                             Firstar Mutual Fund                    o    Mail or overnight the
                             Services, LLC                               form and check to the
                             615 East Michigan Street,                   appropriate address at left.
                             3rd Floor
                             Milwaukee, WI 53202

By Telephone            o    Telephone transactions                 o    Call 1-800-BRAMCAP to
                             may not be used for initial                 make your purchase from a
                             purchases.                                  bank checking or money market
                                                                         account by electronic funds
                        o    If you want to make                         transfer.  Specify your
                             subsequent telephone                        account name, address and
                             transactions, please select                 Bramwell account number.
                             this service on your initial
                             Purchase Application or call           o    This service must be
                             1-800-BRAMCAP                               established by you in advance
                             (1-800-272-6227) to set up                  by following the
                             your account.                               instructions  at left.


                                       12


By Wire                 o    Call the Transfer Agent at             o    Follow the instructions
                             1-800-BRAMCAP to notify them                at left.  Please note that
                             that you intend to purchase                 wires may be rejected if they
                             shares by wire and to verify                do not contain complete
                             wire instructions.                          account information.

                        o    Then, wire funds care of:
                             Firstar Bank Milwaukee, N.A.
                             Milwaukee, WI
                             ABA #: 075000022
                             Credit:
                             Firstar Mutual Fund
                             Services, LLC
                             Account #: 112-952-137
                             Further credit:
                             Bramwell Funds, Inc.
                             Name of Fund to be purchased
                             Shareholder Account #:_________
                             Shareholder
                             Name/Registration:
                             __________________
                             Include your name, address
                             and taxpayer identification
                             number.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. You will be charged a $20 fee for any check returned to the Transfer Agent for insufficient funds, stop payment, closed account or other reasons. You will also be responsible for any losses suffered by the Funds as a result. The management of the Funds reserves the right to reject any purchase order for Fund shares.

If you have any questions, a telephone representative will be pleased to provide the information that you need. Please call the following toll-free number:
1-800-BRAMCAP (1-800-272-6227).

[On side panel:

Minimum Investment Requirements                  Initial              Additional
--------------------------------------------------------------------------------

Regular Accounts                                  $1,000                $100
IRAs and IRA Rollovers                               500                 100
Non-Earning Spousal IRAs                             250                 100
SEP/IRAs                                             500                 100
Gifts to Minors                                      500                  50
Automatic Investment Plans                            50                  50]

Additional Purchase Information
--------------------------------------------------------------------------------

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if you fail to provide and certify to the accuracy of your social security number or other taxpayer identification number, the Funds will be required to withhold 31% of all dividends, distributions and payments, including redemption proceeds, to which you are entitled, as a backup withholding procedure.

For reasons of economy and convenience, the Funds will not issue certificates for shares purchased.

How to Sell Your Shares
--------------------------------------------------------------------------------

You may sell (redeem) your shares at any time. Ordinarily, the Funds will make payment to you by check for the shares that you sold (redeemed) within three business days after the Transfer Agent receives your properly completed request. Your shares will be sold at the next NAV per share calculated after your request is accepted by the Transfer Agent. However, the right of redemption may be suspended or payment may be postponed under unusual circumstances such as when trading on the New York Stock Exchange is restricted or when it is not reasonably practical for the Funds to determine the fair market value of their net assets. Payment for shares that you purchased by check will not be made until your check has cleared, which may take up to 15 calendar days from your original purchase date. The Funds reserve the right make payments wholly or partly in portfolio securities if the Board of Directors of The Bramwell Funds, Inc. determines that it is in the best interests of a Fund to do so.

You may request the sale of your shares by any of the following methods.

By Mail or Courier      Request the sale of your shares             Mail to:
                        in a letter that includes:
                                                                    The Bramwell Funds, Inc.
                        o    Your Bramwell account                  Firstar Mutual Fund Services, LLC
                             number.                                P.O. Box 701
                        o    The name of the Fund                   Milwaukee, WI 53201-0701
                             whose shares you wish to
                             sell.                                  Overnight Courier to:
                        o    The number of shares or
                             dollar amount to be sold.              The Bramwell Funds, Inc.
                        o    The signatures of all account          Firstar Mutual Fund Services, LLC
                             owners exactly as they are             615 East Michigan Street, 3rd Floor
                             registered on the account.             Milwaukee, WI 53202
                        o    How and where to send the proceeds.
                        o    In the case of shares being            Note:  You may need to obtain any
                             redeemed from an IRA or SEP/IRA        required signature guarantees or
                             Plan, a statement of whether           other documentation.
                             or not federal income tax
                             should be withheld
                             (in the absence of any statement,
                             federal tax will be withheld).

By Telephone            o    You must select this                   o    Any written redemption
                             service in writing prior to                 requests received within 15
                             making a telephone                          days after an address change
                             redemption.                                 must be accompanied by a
                        o    Thereafter, call                            signature guarantee and no
                             1-800-BRAMCAP                               telephone redemptions will be
                             (1-800-272-6227) to redeem                  allowed within 15 days of
                             shares of a Fund.                           such change.
                        o    Proceeds must be mailed                o    The Funds reserve the
                             directly to you or                          right to limit your number of
                             transmitted to your                         telephone redemptions, and
                             predesignated bank account                  once made, they may not be
                             at a domestic bank.                         modified or canceled.
                        o    To change your                         o    During periods of
                             designated account, send a                  substantial economic or
                             written request with                        market changes, telephone
                             appropriate signature                       redemptions may be difficult
                             guarantees to the Transfer                  to implement. If you are
                             Agent.                                      unable to contact the
                        o    To change your mailing                      Transfer Agent by telephone,
                             address, call 1-800-BRAMCAP                 you may also redeem your
                             or send a written request                   shares by delivering a
                             with appropriate signature                  redemption request to the
                             guarantees to the Transfer                  Transfer Agent by mail as
                             Agent.                                      previously described.
                                                                    o    As with purchases by telephone,
                                                                         the Funds will not be held
                                                                         liable for following instructions
                                                                         communicated by telephone that
                                                                         they reasonably believe are genuine.

By Wire                 o    Contact the Transfer                   o    The recipient bank must
                             Agent at 1-800-BRAMCAP with                 be a commercial bank that is
                             wire instructions.                          a member of the Federal
                        o    Payment will normally be                    Reserve System.
                             made in federal funds on the           o    The Transfer Agent
                             next business day.                          currently charges a $12.00
                        o    The Transfer Agent will                     fee for each payment made by
                             wire redemption proceeds                    wire, which fee will be
                             only to the bank and account                deducted from your account.
                             designated on your initial
                             Purchase Application or in
                             written instructions
                             subsequently received by the
                             Transfer Agent.

                                       14

Telephone and Wire Transactions
--------------------------------------------------------------------------------

Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. Telephone transactions may not be used for initial purchases. Your account must already be established prior to initiating telephone purchases. Your shares will be purchased at the next determined NAV per share of the Fund calculated after the Transfer Agent receives payment for shares purchased by electronic funds transfer through the ACH system. Most transfers are completed within three business days after your call to place your order. To preserve flexibility, the Funds may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently, the Funds do not expect to charge a fee. You may also request by telephone a change of address, a change in investments made through an Automatic Investment Plan (see page 17), and a change in the manner in which you receive dividends (see page 17).

The Funds will employ reasonable procedures to confirm that your telephone instructions are genuine. These procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording of all telephone instructions. Assuming the Funds follow these procedures, the Funds will not be liable for any loss, cost, or expense for acting upon telephone instructions or for any unauthorized telephone redemption. As a result of this policy, you will bear the risk of any loss unless the Funds have failed to follow their procedure(s).

If you purchase your initial shares by wire, you must prepare and file a Purchase Application, marked "follow-up," with the Transfer Agent. The Transfer Agent must receive the Purchase Application before any of the shares purchased can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any fees that your bank may charge for these services.

Signature Guarantees
--------------------------------------------------------------------------------

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

You are required to obtain a signature guarantee for each account owner if:

o    You change ownership on your account.
o    You want redemption  proceeds  sent  to  a  different  address  from   that
     registered on your account.
o Redemption proceeds are to be made payable to someone other than your account's registered owner(s).
o    Redemption proceeds are transmitted by federal wire transfer to your bank.
o A change of address request has been received by the Transfer Agent within the past 15 days.
o    Redemption is equal to or in excess of $25,000.

Financial Service Agents
--------------------------------------------------------------------------------

You may also purchase (and sell) shares through a Financial Service Agent by opening and maintaining an account with a securities broker or other financial institution.

If you purchase shares through a Financial Service Agent, please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus. Financial

Service Agents have the responsibility of transmitting your purchase orders and funds, and of crediting your account following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

If you place an order for Fund shares through a Financial Service Agent in accordance with their procedures and the Financial Service Agent transmits your order to the Transfer Agent before 4:00 p.m., New York City time on that day, then your purchase will be processed at the net asset value calculated at 4:00 p.m. New York City time on that day.

The Funds understand that some Financial Service Agents may impose certain conditions on their clients which are in addition to or different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authorities, may charge their clients direct fees. Certain Financial Service Agents may receive compensation from the Funds. Certain Financial Service Agents may enter into agreements with the Funds which permit them to confirm purchase orders on behalf of customers by phone, with payment to follow no later than the Funds' pricing on the following business day. If payment is not received by such time, the Financial Service Agent could be held liable for resulting fees or losses.

Exchange Privileges
--------------------------------------------------------------------------------

The following table describes your exchange privileges:

From:                        To:                        Minimum Transfer Amount:
--------------------------------------------------------------------------------

Bramwell Growth Fund         Bramwell Focus Fund        $1,000
                             Firstar Money Market       $1,000

Bramwell Focus Fund          Bramwell Growth Fund       $1,000
                             Firstar Money Market       $1,000

Firstar Money Market(a)      Bramwell Growth Fund       $1,000
                             Bramwell Focus Fund        $1,000

(a) The Firstar Money Market Fund ("Firstar Money Market") is described in a separate prospectus which contains more complete information about that fund. You may obtain a copy of the prospectus for the Firstar Money Market Fund by calling 1-800-BRAMCAP (1-800-272-6227) and are advised to read it carefully before authorizing any investment in shares of that fund.

How to Exchange Your Shares

Telephone Exchanges

To make a telephone exchange, call the Transfer Agent at 1-800-BRAMCAP. You must have selected the telephone exchange option on your initial Purchase Application when your account was opened. Otherwise, complete a written request for telephone exchange privileges, including signature guarantees, and send it to the Transfer Agent prior to making a telephone exchange. Currently, a $5.00 fee is charged to your account for each telephone exchange. The fee will be charged to the account from which the funds are being withdrawn prior to effecting the exchange.

Written Exchanges

To make a written exchange, write to The Bramwell Funds, Inc., Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or for overnight delivery, The Bramwell Funds, Inc., Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Third Floor, Milwaukee, WI 53202. There is no fee for a written exchange request.

Your exchange will be made at the NAV per share of the shares to be redeemed, and the NAV per share of the shares to be purchased, in both cases as next determined after the exchange request is received. Once your exchange request is made, either by telephone or in writing, it may not be modified or canceled.

Although there are currently no such limitations, both the Funds and Firstar reserve the right to limit the frequency of exchanges or to otherwise restrict exchanges in order to ensure that exchanges do not disadvantage the Funds and its other investors (or in the case of Firstar, Firstar and its other investors). You will be notified at least 60 days in advance of any changes in such limitations. The exchange privilege is only available in states where the shares to be purchased may legally be sold.

For federal income tax purposes, an exchange of Fund shares is a taxable event, and accordingly, you may realize a capital gain or loss. Before making an exchange request, you should consult with your tax advisor to determine the tax consequences of a particular exchange.

[On side panel:

Redemption at the Option of the Funds

In order to relieve the Funds of the cost of maintaining very small accounts, the Funds reserve the right to redeem all of the shares in your account if the net asset value of your account remains below $500. Before such involuntary redemption occurs, the Funds will give you 30 days' written notice to bring your account balance up to $500. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption shall not apply if the value of your account drops below $500 as the result of market action.]

Retirement Plans
--------------------------------------------------------------------------------

The Funds offer a variety of retirement plans including IRAs and SEP/IRAs that may allow you to shelter a portion of your income from taxes. Complete information including application forms, descriptions of applicable service fees and certain limitations on contributions and withdrawals, are available from the Transfer Agent upon request by calling 1-800-BRAMCAP (1-800-272-6227).

Automatic Investment Plans
--------------------------------------------------------------------------------

You may automatically purchase shares of the Funds on a regular basis ($50 minimum per transaction) under each Fund's Automatic Investment Plan. Under the plans, your designated bank or other financial institution debits a preauthorized amount from your account each month or quarter and applies the amount to the purchase of Fund shares. An Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. Also, the Funds must have a currently effective registration in those states in which it is required. Applications to establish an Automatic Investment Plan are available from the Transfer Agent upon request by calling 1-800-BRAMCAP (1-800-272-6227).

Using an Automatic Investment Plan facilitates dollar-cost averaging because investing equal dollar amounts periodically in a fluctuating market leads to buying more shares at lows and fewer shares at highs. Of course, dollar-cost averaging cannot assure a profit or protect you against losses in a declining market.

Shareholder Communications
--------------------------------------------------------------------------------

Each Fund will provide you with the following statements and reports to keep you informed regarding the status of your investment account:

Confirmation Statements                   After  each  transaction  that affects
                                          your   account   balance   or  account
                                          registration.

Account Statements                        Regular account statements  quarterly.
                                          You   will   also   receive  a  yearly
                                          statement    explaining    the     tax
                                          characteristics  of any  dividends  or
                                          distributions   that   you  may   have
                                          received throughout the year.

Financial Reports                         At  least  semiannually.  The   annual
                                          report will include audited financial
                                          statements.  To reduce Fund  expenses,
                                          one copy of each report will be mailed
                                          to each taxpayer identification number
                                          even though you may have more than one
                                          account in the Funds.

If you have questions about your account, have general questions about investing in the Funds, or wish to have additional information sent to you, please call 1-800-BRAMCAP (1-800-272-6227). In addition, if you wish to make a change in your address of record or a change in the investments you make through the Automatic Investment Plan, call 1-800-BRAMCAP.

Dividends and Distributions
--------------------------------------------------------------------------------

The Funds intend to pay dividends from net investment income and net realized capital gains (not offset by capital loss carryovers) on an annual basis in December. You may elect to reinvest all income dividends and capital gains distributions in shares of the appropriate Fund or you may elect to receive all dividends and distributions in cash. You make this election on your initial Purchase Application. If you do not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the appropriate Fund calculated to the nearest 1,000th of a share. Shares will be purchased at the NAV in effect on the business day after the dividend record date and will be credited to your account on such date. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

You may change your election at any time by calling the Transfer Agent at 1-800-BRAMCAP (1-800-272-6227) or by sending written notification to The Bramwell Funds, Inc., Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. Your new election will become effective for distributions with a dividend record date on or after the date that the Transfer Agent receives notice of your election.

Taxes
--------------------------------------------------------------------------------

Federal Taxes

The following is a brief summary of certain U.S. federal tax and foreign income tax issues. Please see the Statement of Additional Information for a more detailed discussion of these topics. You should consult your own tax advisor with regard to the federal tax consequences of your prospective purchase, ownership or disposition of shares of a Fund, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Dividends out of net investment income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income. Dividends from net investment income and net short-term capital gains may be eligible for the corporate dividends-received deduction.

The excess of net long-term capital gains over net short-term capital losses realized and distributed by a Fund to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gain, regardless of the length of time a shareholder has held his or her Fund shares.

An income dividend or capital gains distribution declared by a Fund during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

Any dividend or distribution received by a shareholder on shares of a Fund shortly after the purchase of such shares by him or her will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes regardless of the length of time he or she may have held his or her shares.

Upon a sale or other disposition of Fund shares which are held as a capital asset, a shareholder may realize a capital gain or loss which may be long-term or short-term, depending on the shareholder's holding period for the shares.

A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Shareholders will be advised annually as to the federal tax status of dividends and capital gains distributions made by a Fund for the preceding year. Distributions by a Fund generally will be subject to state and local taxes.

Foreign Income Taxes

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. It is not expected that a Fund will be able to "pass through" these taxes to shareholders but such taxes generally will be deductible by a Fund.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Funds. Because the Bramwell Focus Fund will commence operations on November 1, 1999, it has no prior performance history to report. The following table contains information about the Bramwell Growth Fund from its inception, August 1, 1994. Certain information in the table reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned if you had invested in the Bramwell Growth Fund (assuming reinvestment of all dividends and distributions). The information in the table has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request by calling 1-800-BRAMCAP (1-800-272-6227).

Bramwell Growth Fund

                                                                                                         For the Period
                                              Year             Year           Year            Year       August 1, 19941
                                              Ended           Ended           Ended          Ended             to
Selected Per-Share Data2                  June 30, 1999   June 30, 1998   June 30, 1997  June 30, 1996    June 30, 1995
-----------------------                   -------------   -------------   -------------  -------------    -------------


Net Assets value, beginning of period        $23.05           $17.53         $14.60          $12.30          $10.00

Income from investment operations:
Net investment loss                           (0.18)           (0.13)         (0.15)          (0.08)            --3
Net realized and unrealized gains
    on securities                              4.45             6.82           3.35            2.42            2.31
                                             ------           ------         ------          ------          ------

Total from investment operations               4.27             6.69           3.20            2.34            2.31


Less distributions:
Distributions from capital gains              (1.25)           (1.17)         (0.27)          (0.04)          (0.01)
                                             ------           ------         ------          ------          ------

Net asset value, end of period               $26.07           $23.05         $17.53          $14.60          $12.30
                                             ======           ======         ======          ======          ======

Total return                                   19.4%            39.5%          22.2%           19.0%           23.1%4

Supplemental data and ratios:
Net assets, end of period (000S)           $268,726         $205,922       $125,924        $141,455         $62,241
Ratio of expenses to average net               1.58%            1.66%          1.75%           1.75%           1.75%6
assets5
Ratio of net investment loss to average       (0.79)%          (0.75)%        (0.85)%         (0.66)%         (0.11)%6
     net assets5

Portfolio turnover rate                          38%              49%            82%            118%             80%4

1 Commencement of operations.
2 Information  presented  relates to a share of capital  stock of the  Bramwell
  Growth Fund outstanding for the entire period.
3 Less than $(0.01).
4 Not annualized.
5 Net of reimbursements and waivers. Absent reimbursements and waivers of expenses by the adviser, except for the years ended June 30, 1999 and 1998 where there were no reimbursements or waivers, the ratios of expenses and net investment loss to average net assets for the years ended June 30, 1997 and 1996 and the period August 1, 1994 to June 30, 1995, would have been 1.77% and (0.87)%; 1.79% and (0.70)%; and 2.68% and (1.04)%, respectively.
6 Annualized.

The Bramwell Funds, Inc.
Bramwell Growth Fund
Bramwell Focus Fund
--------------------------------------------------------------------------------


Investment Adviser
Bramwell Capital Management, Inc.

Administrator
Sunstone Financial Group, Inc.

Counsel
Dechert Price & Rhoads

Independent Certified Public Accountants
PricewaterhouseCoopers LLP

Custodian
Firstar Bank Milwaukee, N.A.

Transfer and
Dividend Disbursing Agent
Firstar Mutual Fund Services, LLC

The Bramwell Funds, Inc.
Bramwell Growth Fund
Bramwell Focus Fund
--------------------------------------------------------------------------------


Where to go for Additional Information About the Funds
--------------------------------------------------------------------------------

For additional information about the Bramwell Growth Fund or the Bramwell Focus Fund, the following documents are available to you:

Annual/Semi-Annual Reports - Additional information about the Funds' investments is available in each Fund's annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

Statement of Additional Information - Additional information about the Funds' structure and operations can be found in the Statement of Additional
Information. The information presented in the Statement of Additional Information is incorporated by reference into this prospectus and is legally considered to be part of this prospectus.

To request a free copy of any of the materials described above, or to make any other inquiries, please call, write, or e-mail us:

The Bramwell Funds, Inc.
Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-BRAMCAP (1-800-272-6227)
E-mail:  bramwell@4sunstone.com

Visit our web site: www.bramwell.com

Obtaining Information From the Securities and Exchange Commission
--------------------------------------------------------------------------------

Reports and other information about the Funds (including the Funds' Statement of Additional Information) may also be obtained from the Securities and Exchange
Commission:

1. By going to the Commission's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

2. By accessing the Commission's Internet site at www.sec.gov where you can view, download and print the information.

3.   By writing to the Public  Reference  Section of the Securities and Exchange
     Commission,   Washington,  D.C.  20549-6009,   where,  upon  payment  of  a
     duplicating fee, copies of the information will be sent to you.


SEC file number 811-8546

[This page is intentionally left blank]

The Bramwell Funds, Inc.                                         [LOGO]
745 Fifth Avenue                                        The Bramwell Funds, Inc.
New York, New York  10151
1-800-272-6227
1-800-BRAMCAP
www.bramwell.com

                            The Bramwell Funds, Inc.



                              Bramwell Growth Fund

             A No-Load Diversified Mutual Fund for Investors Seeking Primarily Long-Term Capital Growth and Secondarily Current Income


                               Bramwell Focus Fund

           A No-Load Non-Diversified Mutual Fund for Investors Seeking
                         Long-Term Capital Appreciation


--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 1999


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Bramwell Growth Fund and the Bramwell Focus Fund (each a "Fund" and together, the "Funds") dated November 1, 1999, as amended from time to time, a copy of which may be obtained without charge by calling 1-800-BRAMCAP or writing to Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. The Bramwell Growth Fund's Annual Report is incorporated herein by reference.



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Table of Contents
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Fundamental Investment Policies                                                1

Investment Objectives and Non-Fundamental Policies                             2

Further Information About Potential Investments and Fund Risks                 2

Directors and Officers                                                        14

Investment Advisory Services                                                  17

Other Services                                                                18

Distribution Plan                                                             19

Portfolio Transactions and Brokerage                                          20

Performance Information                                                       22

Tax Status                                                                    24

Net Asset Value                                                               29

Capital Structure                                                             30

Further Information about Redemption of Shares                                31

Experts                                                                       31

Financial Statements                                                          31



Appendix                                                                      33

Fundamental Investment Policies
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The fundamental  policies of each Fund are listed below. They may not be changed without the approval of a majority of a Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended.

Fundamental Investment Policies of the Bramwell Growth Fund

o With respect to 75% of its assets, the Fund may not invest more than 5% of the market value of its total assets in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof).

o With respect to 75% of its assets, the Fund may not purchase more than 10% of the outstanding voting securities of any issuer (other than obligations of the U.S. Government).

Fundamental Investment Policies of the Bramwell Focus Fund

o With respect to 50% of its assets, the Fund may not invest more than 5% of the market value of its total assets in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof).

o With respect to 50% of its assets, the Fund may not purchase more than 10% of the outstanding voting securities of any issuer (other than obligations of the U.S. Government).

Fundamental Investment Policies of Both the Bramwell Growth Fund and the Bramwell Focus Fund

o The Funds may not issue senior securities or borrow money except for temporary purposes in amounts up to 10% of their net assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time of such borrowing, provided that collateral arrangements with respect to currency exchange contracts, futures contracts and other permitted investments shall not be deemed to entail the issuance of senior securities if appropriately covered. The Funds will not make any investments while outstanding borrowings exceed 5% of the value of their total assets.

o The Funds may not invest 25% or more of their net assets in one or more issuers conducting their principal business in the same industry.

o The Funds may not make loans, although they may invest in debt securities, enter into repurchase agreements and lend their portfolio securities.

o The Funds may not invest in securities or other assets that the Board of Directors determines to be illiquid if more than 15% of that Fund's net assets would be invested in such securities.

o The Funds may not (a) purchase or sell commodities or commodity contracts (other than financial futures and related options), (b) invest in oil, gas, or mineral exploration or development programs or leases, or (c) purchase securities on margin, except for such short-term credit as may be necessary for the clearance of transactions and except for borrowings in amounts not exceeding 10% of their net assets.

o The Funds may not purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that the Funds may purchase or sell securities issued by entities engaged in the real estate industry or instruments backed by real estate.

o The Funds may not act as underwriters of securities issued by others, except to the extent they may be deemed to be underwriters in connection with the disposition of portfolio securities of their Funds.

Except with respect to the first investment restriction under the immediately preceding heading, the percentage limitations set forth above, as well as those described elsewhere in the Prospectus and this SAI, apply only at the time an investment is made or other relevant action is taken by a Fund.

Investment Objectives and Non-Fundamental Policies
--------------------------------------------------------------------------------

In order to provide a degree of flexibility, each Fund's investment objectives, as well as other Fund policies which are not deemed fundamental, may be modified by the Board of Directors without shareholder approval. Any change in a Fund's investment objectives may result in the Fund having investment objectives different from the objectives which the shareholder considered appropriate at the time of investment in the Fund. However, a Fund will not change its investment objectives, non-fundamental policies or investment restrictions without written notice to shareholders.

As a non-fundamental policy, each Fund may not purchase or retain the securities of any issuer if those officers or directors of the Fund or its investment adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

Further Information About Potential Investments and Fund Risks
--------------------------------------------------------------------------------

Each Fund may invest from time to time in any of the following securities up to the limits as stated below or use any of the following investment techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques may be used by the Funds for risk or portfolio management purposes or, in the case of securities lending and repurchase agreements, for incidental income and not for speculation. The following descriptions are designed to inform you about the general characteristics and related risks of these investments and investment techniques.

Cash and Cash Equivalents

Each Fund may hold cash and cash equivalents without limit when a temporary defensive position is deemed advisable. The cash equivalents in which a Fund may invest include fixed-income securities, such as certificates of deposit of U.S. banks, commercial paper and commercial paper master notes if the bank or commercial paper issuer has been rated within the two highest grades assigned by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or has been determined by the Investment Adviser to be of equivalent quality or, in the case of banks, provided the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment. Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs. They permit a series of short-term borrowings under a single note. Borrowings under commercial paper master notes are payable in whole or in part at any time, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjust when such known lending rates change. There is no secondary market for commercial paper master notes. The investment adviser, Bramwell Capital Management, Inc. ("BramCap") will monitor the creditworthiness of the issuer of the commercial paper master notes while any borrowings are outstanding.

U.S. Government Obligations

Each Fund may invest without limit in U.S. Government obligations when a temporary defensive position is advisable. Examples of the types of U.S. Government obligations that may be held by each Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Home Loan Bank, Federal Farm Credit Bank, Federal Land Bank, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan
Mortgage Corporation, Federal Intermediate Credit Bank, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Foreign Securities

Each Fund invests primarily in securities of companies domiciled in the United States, but each Fund may also invest up to 25% of its assets, measured at the time of investment, in securities of foreign issuers. Such investments may be made either directly in such issuers or indirectly through American Depository Receipts ("ADRs") or closed-end investment companies. It is possible that some material information about unsponsored ADRs will be unavailable.

Foreign securities involve certain inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer or the country of issue, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations.

Most foreign stock markets are not as large or liquid as in the United States, fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. You should recognize that foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets.

Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. It may be more difficult for a Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Because investments in foreign securities will usually involve currencies of foreign countries, and because each Fund may hold foreign currencies, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts or by purchasing or writing put or call options on foreign currencies.

As a result of these and other factors, foreign securities purchased by a Fund may be subject to greater price fluctuation and risk than securities of U.S. companies.

Illiquid or Restricted Securities

Each Fund may invest up to 15% of its net assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. A Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. A Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by a Fund or less than their fair value. In some instances, it may be difficult to locate any purchaser.

In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Securities which are freely tradable under Rule 144A may be treated as liquid if the Board of Directors of the Funds is satisfied that there is sufficient trading activity and reliable price information. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity of a Fund's portfolio if qualified institutional buyers become, for a time, uninterested in purchasing such 144A securities.

Other Investment Companies

In seeking to attain its investment objectives, each Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Fund intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its net assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its net assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by either Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations.

Warrants and Rights

Each Fund may invest up to 5% of its net assets in warrants or rights, valued at the lower of cost or market, which entitle the holder to buy equity securities during a specific period of time. Each Fund will make such investments only if the underlying equity securities are deemed appropriate by BramCap for inclusion in the Fund's portfolio. Included in the 5% amount, but not to exceed 2% of net assets, are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and rights acquired by a Fund in units or attached to securities are not subject to these restrictions.

Convertible Securities

Each Fund may invest only in high grade convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks. "High grade" securities are those rated within the three highest ratings categories of S&P or Moody's or that are determined by BramCap to be of equivalent quality. Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Unseasoned Issuers

Each Fund may invest in securities of issuers which have a record of less than three years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business, if such purchase would not cause the value of a Fund's investments in all such companies to exceed 5% of the value of its net assets.

Securities Lending

For incremental income purposes, a Fund may lend its portfolio securities constituting up to 30% of its net assets to U.S. or foreign banks or broker/dealers which have been rated within the two highest grades assigned by S&P or Moody's, or which have been determined by BramCap to be of equivalent quality. BramCap is responsible for monitoring compliance with this rating standard during the term of any securities lending agreement. In compliance with Securities and Exchange Commission guidelines, any loans by a Fund of securities in its portfolio would be required to be secured with collateral (consisting of any combination of U.S. currency, securities issued or guaranteed by the United States Government or any agency thereof, or irrevocable letters of credit or other debt securities issued by entities rated within the two highest grades assigned by S&P or Moody's or determined by BramCap to be of equivalent quality).

The borrower must agree to add to such collateral to cover increases in the market value of the loaned securities and a Fund must be entitled to terminate any loan at any time, with the borrower obligated to redeliver borrowed securities within five trading days. The borrower must agree that a Fund will receive all dividends, interest or other distributions on loaned securities and a Fund must be able to vote loaned securities whenever the right to vote is material to a Fund's performance.

Securities lending involves the risk that the borrowing institution will fail to redeliver the securities when due. However, loans of securities each Fund will be fully collateralized at all times by at least 100% of the current market value of the lent securities. Securities lending also involves the risk of delay in receiving additional collateral, and possibly a loss of rights in the collateral if the borrower of the securities becomes insolvent.

Repurchase Agreements

Repurchase agreements may be entered into by each Fund for incremental income purposes. A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which a Fund acquires a security and the seller agrees, at the time of sale, to repurchase the security at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest at a stated rate. In either case, the income to a Fund is unrelated to the interest rate on the security itself.

Each Fund may enter into repurchase agreements with any foreign or domestic bank or broker/dealer if the bank or broker/dealer has been rated within the two highest grades assigned by S&P or Moody's or has been determined by BramCap to be of equivalent quality. BramCap is responsible for monitoring compliance with this rating standard during the term of any repurchase agreement. A Fund will not enter into repurchase agreements with entities other than banks or broker/dealers or invest over 5% of its assets in repurchase agreements with maturities of more than seven days.

Short Sales

Each Fund may make limited short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The market value of the securities sold short will not exceed either 5% of a Fund's net assets or 5% of each issuer's voting securities. A Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

Short sales involve transactions in which a Fund sells a security it does not own in anticipation of a market price decline in that security. If the market price of the security goes up, a Fund could face unlimited liability.

Options

Each Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. Such options can include long-term options with durations of up to three years. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the net assets of a Fund. A Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its net assets at the time of purchase.

An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security, index or currency (in the case of a call option) or to sell a specified security, index or currency (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. Each Fund may write a call or put option only if the option is "covered." This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.

Each Fund may invest in both conventional options which generally have a maximum life of nine months or less as well as longer term options which may be exercised for longer periods of up to two or three years. Premiums paid (or received) upon the purchase (or sale) of these long term options may be two to three times the price of a short-term option.

Each Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A Fund's purchase of a call option on a security, index or currency might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

A Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or
(vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Futures

Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on commodities exchanges. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract

(but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, or that delivery will occur.

A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. A Fund would be exposed to possible loss on the position during the interval because of inability to close, and would continue to be required to meet margin requirements until the position is closed, which could result in a decrease in the Fund's net asset value. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds may use options and futures as a hedging technique. Options and futures may fail as a hedging technique in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge and the loss from investing in futures transactions is theoretically potentially unlimited.
Moreover, gains and losses on investments in options and futures depend on BramCap's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

Currency Transactions

When a Fund holds portfolio securities denominated in a foreign currency, the Fund may enter into forward foreign currency exchange contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and those foreign currencies. Each Fund has no specific limitation on the percentage of assets it may commit to forward foreign currency contracts, subject to its stated investment objective and policies, except that a Fund will not enter into such contracts if the amount of assets set aside to cover such contracts would impede portfolio management or a Fund's ability to meet redemption requests. Although forward foreign currency exchange contracts will be used to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

When a Fund enters into a forward foreign currency exchange contract, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Each Fund may also purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.

A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

A forward foreign currency exchange contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Each Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a rating within the two highest grades assigned by S&P or Moody's or that are determined by the investment adviser to be of equivalent quality.

A Fund's dealings in currency transactions will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to cross hedging as described below.

A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present during the particular time that a Fund is engaging in proxy hedging.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Segregated Accounts

Futures contracts, options, options on futures contracts, foreign forward currency contracts and foreign currency contracts require a Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.

Directors and Officers
--------------------------------------------------------------------------------

The business and affairs of the Funds are managed under the direction of the Board of Directors. The Directors and Officers of the Funds and their principal occupations during the past five years are set forth below.

                                      Positions held            Principal Occupations
Name, Address and Age                 with the Funds            During the Past Five Years
---------------------                 --------------            --------------------------

Elizabeth R. Bramwell*                Director, President and   President and Chief Executive Officer, Bramwell
745 Fifth Avenue                      Chief Executive,          Capital Management (February 1994-present);
New York, NY 10151 Age: 58            Financial and             President, Chief Investment Officer, Portfolio
                                      Investment Officer        Manager and Trustee, The Gabelli Growth Fund
                                                                (April 1987-February 1994).

J. Sinclair Armstrong                 Director                  Director, Secretary and Treasurer, The Reed
444 Madison Avenue                                              Foundation, (1986-present) (philanthropy);
New York, NY 10022                                              Partner (1980-1984) and Counsel (1984-1995),
Age: 84                                                         Whitman Breed Abbott & Morgan (formerly Whitman
                                                                Ransom) (law firm); Executive Vice President,
                                                                U.S. Trust Co. of New York (1959-1980);
                                                                Assistant Secretary of the Navy for Financial
                                                                Management and Comptroller, Department of the
                                                                Navy (1957-1959); Chairman (1955-1957) and
                                                                Commissioner, Securities and Exchange
                                                                Commission (1953-1957).

Isabel H. Benham                       Director                 Trustee Emeritus and former President
745 Fifth Avenue                                                (1992-1995), Board of Trustees of the John W.
New York, NY 10151 Age: 90                                      Barriger III National Railroad Library;
                                                                Director, St. Louis Mercantile Library
                                                                (1993-1995); President, Printon Kane Research,
                                                                Inc. (1978-1991) (railroad analysis and
                                                                valuations); Senior Vice President, Shearson
                                                                Hayden Stone Corp. (1968-1978).


                                       14


                                      Positions held            Principal Occupations
Name, Address and Age                 with the Funds            During the Past Five Years
---------------------                 --------------            --------------------------
George F. Keane                       Director                  Chairman of the Board, Trigen Energy
745 Fifth Avenue                                                Corporation (1994-present); President Emeritus
New York, NY 10151                                              and founding Chief Executive Officer
Age: 70                                                         (1971-1992), The Common Fund (investment
                                                                management); Trustee,
                                                                Nicholas-Applegate Investment Trust
                                                                (1993-present); Member, Investment
                                                                Advisory Committee, New York State Common
                                                                Retirement  Fund (1982-present); Director,
                                                                Northern Trust of Connecticut (1991-present),
                                                                Universal Stainless & Alloy Products
                                                                (1994-present), Global Pharmaceutical
                                                                Corporation (1995-present); United Water
                                                                Resources (1996-present) and Security
                                                                Capital Real Estate Funds (1997-present).

James C. Sargent                       Director                 Counsel, Opton, Handler, Gottlieb, Feiler &
745 Fifth Avenue                                                Katz (1995-present) (law firm); Director,
New York, NY 10151                                              Scan-Graphics (1992-present), Austin's
Age: 83                                                         International (1992-present); Former Partner,
                                                                Whitman Breed Abbott & Morgan (formerly
                                                                Whitman  Ransom) (1964-1994) (law firm);
                                                                Assistant General Counsel, CIT Finance
                                                                Corporation (1960-1964); Regional
                                                                Administrator, New York City (1955-1956)  and
                                                                Commissioner, Securities and Exchange
                                                                Commission (1956-1960).

Martha R. Seger, Ph.D.                Director                  Chairman, Martha Seger & Associates
220 Park Avenue                                                 (1992-present); Current Director, Amerisure,
Birmingham, MI 40889                                            Fluor, Kroger, Tucson Electric Power and Xerox;
Age: 67                                                         Governor, Federal Reserve Board (1984-1991);
                                                                Commissioner  of Financial Institutions,
                                                                State of Michigan (1981-1982); Chief Economist,
                                                                Detroit Bank & Trust (Comerica)(1967-1974).


                                       15


                                      Positions held            Principal Occupations
Name, Address and Age                 with the Funds            During the Past Five Years
---------------------                 --------------            --------------------------
Mary F. McCollum                      Secretary and Treasurer   Executive Vice President, Bramwell Capital
745 Fifth Avenue                                                Management (May 1994-present); Vice President,
New York, NY 10151                                              Operations and Corporate Secretary (1985-1993),
Age: 53                                                         Assistant Treasurer/ Assistant Secretary
                                                                (1983-1985) and Financial Administrator
                                                                (1982-1983), The Common Fund (investment
                                                                management).

Margaret A. Bancroft                  Assistant Secretary       Partner, Dechert Price & Rhoads (law firm and
30 Rockefeller Plaza                                            counsel to the Fund).
New York, NY 10112 Age: 61

---------------------

* Directors who are "interested persons" of the Funds, as defined in the Investment Company Act of 1940 (the "1940 Act"). The Directors of the Funds who are officers or employees of the investment adviser receive no remuneration from the Funds. Each of the other Directors is paid an annual retainer of $3,000 and a fee of $500 for each meeting attended and is reimbursed for the expenses of attending meetings.

The following table sets forth information regarding compensation of the Directors by the Funds for the fiscal year ended June 30, 1999. Officers of the Funds and Directors who are interested persons of the Funds do not receive any compensation from the Funds. Neither Fund provides compensation in the form of pension or retirement benefits to any of its Directors.

                               Compensation Table
                        (Fiscal YEAR ended June 30, 1999)

                                                                                                              Total
                                                            Pension or                                    Compensation
                                                            Retirement                                        From
                                     Aggregate               Benefits               Estimated               the Funds
                                    Compensation             Accrued             Annual Benefits            and Fund
                                        From                as Part of                 Upon               Complex Paid2
  Name of Director                   the Funds1           Fund Expenses             Retirement            to Directors
  ----------------                   ---------            --------------            ----------            ------------
Elizabeth R. Bramwell                    $0                    None                    N/A                     $0
J. Sinclair Armstrong                  $5,000                  None                    N/A                   $5,000
Isabel H. Benham                       $5,000                  None                    N/A                   $5,000
George F. Keane                        $5,000                  None                    N/A                   $5,000
James C. Sargent                       $5,000                  None                    N/A                   $5,000
Martha R. Seger                        $5,000                  None                    N/A                   $5,000

--------------------------
1 Compensation is from the Bramwell Growth Fund only. The Bramwell Focus Fund will commence operations on November 1, 1999.

2 The Funds are not part of any fund complex because they are not related to any registered investment company and their investment adviser does not act as investment adviser to any other registered investment company (although it does act as subadviser with respect to the assets of such a company); accordingly, the compensation reported in column (5) includes only compensation paid by the Funds.

As of September 30, 1999, the Officers and Directors of the Funds owned ___% of the outstanding shares of capital stock of the Bramwell Growth Fund.

The Funds' shares are sold through broker-dealer intermediaries that establish single, omnibus accounts with the Funds' transfer agent. As a result of this arrangement, Charles Schwab & Co., Inc., National Financial Services, Corp. each technically own in excess of 5.0% of the Funds' outstanding shares. The beneficial owners of these shares, however, are the individual investors who maintain accounts with these broker-dealers intermediaries.

Investment  Advisory Services
--------------------------------------------------------------------------------

Bramwell Capital Management, Inc. located at 745 Fifth Avenue, New York, NY 10151, serves as the Funds' investment adviser pursuant to an Investment Advisory Agreement with each Fund. Under the terms of the agreements, BramCap supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board of Directors of the Funds may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund's investment portfolio. BramCap, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Funds and maintaining each Fund's organization, and will pay the salaries and fees of all officers and directors of each Fund (except the fees paid to disinterested directors).

In addition to the Funds, BramCap is the adviser to individual and institutional accounts. Elizabeth R. Bramwell, CFA, who is the founder, sole shareholder and Chief Executive Officer of BramCap, as well as President and Chief Investment Officer of the Bramwell Funds, Inc., manages the investment program of each Fund and is primarily responsible for the day-to-day management of each Fund's portfolio.

For the advisory services provided and expenses assumed by it, the Bramwell Growth Fund pays BramCap a fee at an annual rate of 1.00% of the Fund's average daily net assets, payable at the monthly rate of 1/12 of 1% on the first business day of each calendar month. For the fiscal years ended June 30, 1999, 1998 and 1997, the Bramwell Growth Fund paid BramCap investment advisory fees of $2,338,520, $1,587,601 and $1,249,859, respectively. During those periods,
BramCap earned investment advisory fees of $2,338,520, $1,587,601, and $1,274,930, respectively, pursuant to its investment advisory agreement with the Fund, but voluntarily waived $0, $0, and $25,071, respectively, of such fee in order to limit the Fund's expenses to an annual rate of 1.75% of its average net assets during these periods.

For the advisory services provided and expenses assumed by it, the Bramwell Focus Fund will pay BramCap a fee at an annual rate of 1.00% of the Fund's average daily net assets payable at the monthly rate of 1/12 of 1% on the first business day of each calendar month.

BramCap has voluntarily agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) of each Fund to an annual rate of 1.75% of each Fund's average net assets until June 30, 2001. After this date, the expense limitation may be terminated or revised at any time.

Other Services
--------------------------------------------------------------------------------

Each Fund has entered into an Administration and Fund Accounting Agreement with Sunstone Financial Group, Inc. ("Sunstone"), 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin, 53202. Under the terms of the agreements, Sunstone prepares and files all federal income tax and excise tax returns and state income tax returns (other than those required to be made by the Bramwell Funds' custodian or transfer agent), oversees the Funds' insurance relationships, reviews drafts of the Funds' registration and proxy statements, prepares securities registration compliance filings pursuant to state securities laws, compiles data for and prepares required notices and reports to the Securities and Exchange Commission, prepares financial statements for annual and semi-annual reports to investors, monitors compliance with the Funds' investment policies and restrictions, performs securities valuation, calculates daily net asset values of the

Funds, maintains all general ledger accounts and related subledgers, prepares and monitors the Funds' expense accruals and causes all appropriate expenses to be paid from fund assets, monitors the Funds' status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, maintains and/or coordinates with the other service providers the maintenance of the accounts, books and other documents required pursuant to Rule 31a-1 under the 1940 Act and generally assists in each Fund's administrative operations. Sunstone, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the agreements. For the foregoing, Sunstone receives from the Funds a fee, computed daily and payable monthly, based on the average net assets of each Fund at the annual rate of 0.150 of 1% on the first $50 million of average net assets per Fund, and decreasing as the net assets of each Fund reach certain levels, subject to an annual minimum fee of $60,000 per Fund, per year, plus out-of-pocket expenses. For the fiscal years ended June 30, 1999, 1998 and 1997, the Bramwell Growth Fund paid Sunstone fees of $229,426, $184,829, and $158,120, respectively.

The Funds pay all of their own expenses, including, without limitation, the cost of preparing and printing their registration statements required under the Securities Act of 1933 and the 1940 Act and any amendments thereto, the expense of registering their shares with the Securities and Exchange Commission and in the various states, advisory and administration fees, costs of organization and maintenance of corporate existence, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, costs of meetings of shareholders, fees paid to directors who are not interested persons of the Investment Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Funds' assets, charges of securities pricing services, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.

Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin, 53202, is the Funds' Transfer and Dividend Disbursing Agent.

Firstar Bank Milwaukee, N.A., 777 East Wisconsin Avenue, Eleventh Floor, Milwaukee, Wisconsin, 53201, is the Funds' Custodian. The Custodian is
responsible for the safekeeping of a Fund's assets and the appointment of any subcustodian banks and clearing agencies.

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, is the Funds' Independent Certified Public Accountant. PricewaterhouseCoopers examines financial statements for each Fund and provides other audit, tax and related services.

Distribution  Plan
--------------------------------------------------------------------------------

Each Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Board of Directors believes that the adoption of such plans may stimulate new sales of each Fund's shares, causing growth in the size of each Fund and potentially leading to economies of scale and lower expense ratios for both current and new shareholders. Each Plan authorizes payments by a Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, or up to 0.25% of the Fund's average daily net assets.

Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of Financial Service Agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials to prospective investors. To the extent any activity is one which a Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

For the fiscal year ended June 30, 1999, the distribution expenses related to the Bramwell Growth Fund were $32,176 for Fund literature and materials, $192,239 for advertising, $336,694 for broker fees, $46,202 for Fund reports and materials for current shareholders and administration of current accounts, and $27,969 for conferences and seminars. The Bramwell Growth Fund paid BramCap $584,630 of the total $635,280 as reimbursement for these costs under the Plan, with the balance being borne by BramCap.

Administration of each Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Directors receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Directors approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Directors concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Portfolio   Transactions  and  Brokerage
--------------------------------------------------------------------------------

Subject to the supervision of the Directors, decisions to buy and sell securities for each Fund and negotiation of its brokerage commission rates are made by the investment adviser. Transactions on United States stock exchanges involve the payment by a Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, a Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each particular transaction, the investment adviser takes the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of a Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to a Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. For example, the investment adviser will consider the research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund or the investment adviser's other clients. Such research and investment services include statistical and economic data and research reports on particular companies and industries as well as research software. Subject to such policies and procedures as the Directors may determine, the investment adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused a Fund to pay a broker that provides research services to the investment adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount another broker would have charged for effecting that transaction, if the investment adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the investment adviser's ongoing responsibilities with respect to a Fund.

Research and investment information is provided by these and other brokers at no cost to the investment adviser and is available for the benefit of other accounts advised by the investment adviser and its affiliates, and not all of the information will be used in connection with a Fund. While this information may be useful in varying degrees and may tend to reduce the investment adviser's expenses, it is not possible to estimate its value and in the opinion of the investment adviser it does not reduce the investment adviser's expenses in a determinable amount. The extent to which the investment adviser makes use of statistical, research and other services furnished by brokers is considered by the investment adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The investment adviser does so in accordance with its judgment of the best interests of a Fund and its shareholders.

For the Fund's fiscal years ended June 30, 1999, 1998 and 1997, the Bramwell Growth Fund paid a total of $178,236, $147,519 and $218,193, respectively, in brokerage commissions with respect to portfolio transactions aggregating $478,011,734, $303,812,815 and $402,062,130, respectively. Of such amount for the fiscal year ended June 30, 1999, $152,200 in brokerage commissions with respect to portfolio transactions aggregating $169,325,757 was placed with brokers or dealers who provide research and investment information.

During the fiscal year ended June 30, 1999, the Bramwell Growth Fund held securities issued by Merrill Lynch & Co., Inc. ("Merrill"). Merrill was one of the ten brokers that received the greatest dollar amount of brokerage commissions for portfolio transactions for the Fund during the fiscal year ended June 30, 1999. The Fund held $779,375 of Merrill's stock on June 30, 1999 as an investment.

Performance Information

From time-to-time, a Fund may advertise its "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of a Fund's shares and assumes that any income dividends and/or capital gains distributions made by a Fund during the period are reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. A Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

A Fund may quote its Fund's average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. A Fund may also compare its performance to that of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or industry publications. When these organizations' tracking results are used, a Fund will be compared to its appropriate fund category, that is, by fund objective and portfolio holdings or the appropriate volatility grouping, where volatility is a measure of a Fund's risk. For example, a Fund's total return may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA Today, Barron's, Money and Forbes as well as in publications of a local or regional nature, may also be used in comparing Fund performance.

Each Fund's total return may also be compared to such indices as the:

         o Dow Jones Industrial Average
         o Standard & Poor's 500 Composite Stock Total Return Index
         o Nasdaq Composite OTC Index or Nasdaq Industries Index
         o Consumer Price Index
         o Russell 2000 Index

The performance of these unmanaged indices may assume reinvestment of dividends or interest but generally does not reflect deductions for administrative and management costs.

Performance figures are calculated in the following manner.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1
                  Where:
                  T      =    average annual total return
                  P      =    a hypothetical initial investment of $1,000
                  n      =    number of years
                  ERV    =    ending redeemable value: ERV is the value, at the
                              end of the applicable period, of a hypothetical
                              $1,000 investment made at the beginning of the applicable period.

It should be noted that average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund will vary based on changes in market conditions and the level of the Fund's expenses. The average annual returns for the Bramwell Growth Fund for the fiscal year ended June 30, 1999 and since inception (August 1, 1994) through June 30, 1999 were 19.39% and 24.89%, respectively.

Comparison of Portfolio Performance

Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

From time to time, the average price-earnings ratio and other attributes of a Fund's securities may be compared to the average price-earnings ratio and other attributes of the securities that comprise the S&P 500.

Statistical  and  other   information,   as  provided  by  the  Social  Security
Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in a Fund. The description may include a "risk/return spectrum" which compares a Fund to other funds advised by BramCap, or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S.
Government and offer a fixed rate of return.

Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Tax Status
--------------------------------------------------------------------------------

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, a Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government   securities  and  the  securities  of  other  regulated   investment
companies).

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, the Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Taxation of Options, Futures and Foreign Currency Forward Contracts

Any regulated futures contracts, any foreign currency contracts, and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

The transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales

Recently enacted rules will affect the timing and character of gain if a Fund engages in certain transactions that reduce or eliminate the Fund's risk of loss with respect to appreciated financial positions, including stock and securities. For example, if a Fund enters into a short sale of property while holding property substantially identical to that sold short, the entry into the contract will generally constitute a constructive sale and the Fund will recognize gain (but not loss) as if the property it held had been sold. The character of gain from a constructive sale will depend upon a Fund's holding period in the property. If a short sale results in loss, the loss will be recognized at the time of the closing of the short sale, and its character may be affected by the straddle rules described above.

Passive Foreign Investment Companies

Each Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market a Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Currency Fluctuations -- "Section 988" Gains or Losses

Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

Distributions

Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by a Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund to its U.S. shareholders as capital gains distributions, whether paid in cash or in shares, is taxable to the shareholders as long-term capital gain, regardless of the length of time a shareholder has held his or her Fund stock, and is not eligible for the dividends received deduction.

Shareholders will be notified annually as to the U.S. federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

Disposition of Shares

Upon a redemption, sale or exchange of his or her shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder held shares for six months or less and during that period received a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding

Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of Fund shares will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

Other Taxation

Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax law (e.g., banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

Net Asset Value
--------------------------------------------------------------------------------

Shares are purchased at their net asset value per share. Each Fund calculates its net asset value (NAV) as follows:

              NAV = [(Value of Fund Assets) - (Fund Liabilities)]/
                          Number of Outstanding Shares

Net asset value is determined as of the end of trading hours on the NYSE (currently 4:00 p.m. New York City time) on days that the NYSE is open.

A security listed or traded on a recognized stock exchange or quoted on NASDAQ is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded or on NASDAQ. If no sale is reported at that time, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Where quotations are not readily available, a Fund's investments are valued at fair value as determined by management and approved in good faith by the Directors. Debt securities which will mature in more than 60 days and equity securities are valued at prices furnished by a pricing service approved by the Directors subject to review and determination of the appropriate price by BramCap, whenever a furnished price is significantly different from the previous day's furnished price. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities, as well as U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Funds are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management and approved in good faith by the Directors.

For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars furnished by a pricing service approved by the Directors.

Each Fund's net asset value per share will be calculated separately from the per share net asset value of any other fund of the Company. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all net investment income, earnings, profits,
realized   gains/losses  and  proceeds  derived  from  the
investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular series. Each Fund will be charged with the direct liabilities of that Fund and with a share of the general liabilities of the Funds. Subject to the provisions of the Charter, determinations by the Directors as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular Fund are conclusive.

Capital Structure
--------------------------------------------------------------------------------

Description of Shares

The Bramwell Growth Fund and the Bramwell Focus Fund are series of The Bramwell Funds, Inc. (the "Company"), an open-end management investment company organized as a Maryland corporation on June 3, 1994. The Company's Charter authorizes the Board of Directors to issue up to 500 million shares of common stock, par value $.0001 per share. Two hundred million shares of the Company's authorized common stock have been allocated to each of the Bramwell Growth Fund and the Bramwell Focus Fund. The shares of each Fund have equal voting, dividend, distribution and liquidation rights, have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, each Fund's shares will be fully paid and non-assessable.

Shareholders of each Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or the Maryland General Corporation Law.

There will normally be no meetings of the shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Company, shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund affected by the matter. A fund is affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to particular funds.

Notwithstanding any provision of the Maryland General Corporation Law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Company outstanding (or of a class or series of the Company, as applicable) will be effective, except to the extent otherwise required by the 1940 Act and rules thereunder. In addition, the Charter provides that, to the extent consistent with the General Corporation Law of Maryland and other applicable law, the By-Laws may provide for authorization to be given by the affirmative vote of the holders of less than a majority of the total number of shares of the Company outstanding (or of a class or series).

Further Information about Redemption of Shares
--------------------------------------------------------------------------------

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by each Fund, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend or holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by a Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; and (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

The value of shares of a Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of a Fund, the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for a Fund to pay for redemptions in cash. In such cases the Board, taking into account BramCap's advice, may authorize payment to be made in portfolio securities of a Fund. However, the Funds have obligated themselves under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs on their sales.

Experts
--------------------------------------------------------------------------------

The Financial Statements of the Bramwell Growth Fund as of June 30, 1999, incorporated by reference into this Statement of Additional Information have been so incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent certified public accountants, given on the authority of said firm as experts in accounting and auditing.

Financial  Statements
--------------------------------------------------------------------------------

The Bramwell Growth Fund's financial statements and notes thereto appearing in the June 30, 1999 Annual Report to Shareholders and the report thereon of PricewaterhouseCoopers LLP, independent certified public accountants, appearing therein, are incorporated by reference in this Statement of Additional Information. The Fund will furnish, without charge, a copy of such

Annual Report to Shareholders on request. Requests should be made by calling 1-800-BRAMCAP or writing to Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202.

                                                                        APPENDIX

Ratings of Investment Securities
--------------------------------------------------------------------------------

A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Funds' investment adviser believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. and Standard & Poor's Corporation.

Moody's Investors Service, Inc. Ratings

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

Standard & Poor's Corporation Rating

AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                            Part C: Other Information

ITEM 23.  EXHIBITS

         (a)(1)            Articles of Incorporation (1)
            (2)            Articles Supplementary (2)

         (b)               By-Laws (1)

         (c)               Not Applicable

         (d)(1) Investment Advisory Agreement between Registrant and Bramwell Capital Management, Inc. with respect to the Bramwell Growth Fund (1)
            (2) Investment Advisory Agreement between Registrant and Capital Management, Inc. with respect to the Bramwell Focus Fund (2)

         (e)               Not Applicable

         (f)               Not Applicable

         (g)(1)            Custodian Agreement (1)
            (2)            Addendum to Custodian Agreement

         (h)(1)            Administrative and Fund Accounting Agreement (1)
            (2)(a)         Transfer Agent Agreement (1)
               (b)         Addendum to Transfer Agent Agreement

         (i)(1) Opinion and Consent of Dechert Price & Rhoads with respect to the Growth Fund (1)
            (2) Opinion and Consent of Dechert Price & Rhoads with respect to Bramwell Focus Fund (2)

         (j)               Consent of Independent Accountants (2)

         (k)               Not Applicable

         (l)(1)            Investment Representation Letters of the Bramwell
                           Growth Fund (1)
            (2)            Investment Representation Letters of the Bramwell
                           Focus Fund (2)

         (m)(1) Service and Distribution Plan with respect to the Bramwell Growth Fund (1)

            (2) Service and Distribution Plan with respect to the Bramwell Focus Fund (2)

         (n)               Not Applicable

         (o)               Not Applicable

         (p)(1)            Powers of Attorney (1)
            (2)            Power or Attorney of Madame Seger


------------------------

(1) Filed electronically with Registrant's Post-Effective Amendment No. 5 on October 30, 1997 (Accession Number 0000894579-97-000175)

(2) To be filed by amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

          Not Applicable

ITEM 25.  INDEMNIFICATION

          The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporation and Associations Article of the General Corporation Law of the State of Maryland (Maryland Law) controlling the indemnification of directors and officers. Since the Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

          The general effect of these statutes is to protect directors, officers, employees and agents of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification from liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the indemnified person acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The Articles of Incorporation of the Registrant make the indemnification if its directors, officers, employees and agents mandatory subject only to the conditions and limitations imposed by the applicable provisions of the Maryland Law and by the provisions of Section 17(h) of the Investment Company Act of 1940 (the 1940 Act) as interpreted and required to be implemented by SEC

          Release No. IC-11330 of September 4, 1980.

          In referring in its Articles of Incorporation to, and making indemnification of directors subject to the conditions and limitations of, both the applicable provisions of the Maryland Law and Section 17(h) of the 1940 Act, the Registrant intends that conditions and limitations on the extent of the indemnification of directors and officers imposed by the provisions of either the Maryland Law or
          Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its Articles of Incorporation to SEC
          Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its Articles of Incorporation to use reasonable and fair means in determining whether indemnification of a director or officer should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (indemnitee) was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office (disabling conduct) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940 Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorney's fees or other expenses incurred by a director or officer in his or her defense only if (in addition to his or her undertaking to repay the advance if he or she is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his or her undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. In addition, the Registrant will maintain a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for claims made by reason of any acts, errors or omissions committed in their capacity as directors or officers. The policy will contain certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the 1933 Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          The descriptions of the Investment Adviser under the caption "Management of the Funds" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          Bramwell Capital Management, Inc. also acts as investment adviser to entities and individuals which are not registered investment companies and as a subadviser to other registered investment companies.


ITEM 27.  PRINCIPAL UNDERWRITERS

          Not Applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books or other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act and the rules promulgated thereunder are in the possession of Registrant, at the Registrant's offices located at 745 Fifth Avenue, New York, New York, 10151, except (1) records held and maintained by Firstar Bank Milwaukee, 777 East Wisconsin Avenue, 11th Floor, Milwaukee, Wisconsin, 53201, relating to its functions as custodian, (2) records held and maintained by Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin, 53202, relating to its functions as administrator, and (3) records held and maintained by Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin, 53202, relating to its functions as transfer agent.

ITEM 29.  MANAGEMENT SERVICES

          Not Applicable

ITEM 30.  UNDERTAKINGS

          Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the __th day of ______, 1999.

                                    THE BRAMWELL FUNDS, INC.
                                    By:                  *
                                        ----------------------------------------
                                        Elizabeth R. Bramwell
                                        President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                        Title                                 Date
----------                        -----                                 ----
            *                     Director and President                /  /
----------------------------
Elizabeth R. Bramwell             (principal executive, financial
                                  and accounting officer)

            *                     Director                              /  /
----------------------------
J. Sinclair Armstrong

            *                     Director                              /  /
----------------------------
Isabel H. Benham

            *                     Director                              /  /
----------------------------
George F. Keane

            *                     Director                              /  /
----------------------------
James C. Sargent

            *                     Director                              /  /
----------------------------
Martha R. Seger


* By: /s/ Margaret A. Bancroft
      ------------------------
      Margaret A. Bancroft
      as Attorney-in-Fact

Exhibits

          99.G(2)     Addendum to Custodian Agreement

          99.H(2)(b)  Addendum to Transfer Agent Agreement

          99.P(2)     Power of Attorney of Madame Seger